Parent Company Only	12 Months Ended
Dec. 31, 2021
Parent Company Only [Abstract]
Parent Company Only
(19)	Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Comprensive Income

(dollars in thousands)	Years ended December 31,
	2021	2020	2019
Income:
Dividends and interest from subsidiaries	$34,096	31,100	28,340
Net gain on securities transactions	–	–	–
Miscellaneous income	–	–	–
Total income	34,096	31,100	28,340

Expense:
Operating supplies	21	20	82
Professional services	819	655	651
Miscellaneous expense	3,419	1,666	2,811
Total expense	4,259	2,341	3,544
Income before income taxes and subsidiaries’ undistributed earnings	29,837	28,759	24,796
Income tax benefit	(972)	(558)	(837)
Income before subsidiaries’ undistributed earnings	30,809	29,317	25,633
Equity in undistributed earnings of subsidiaries	30,710	23,135	32,207
Net income	$61,519	52,452	57,840
Change in other comprehensive income	211	7,475	14,770
Comprehensive income	$61,730	59,927	72,610

Statement of Condition

(dollars in thousands)	December 31,
	2021	2020
Assets:
Cash in subsidiary bank	$26,725	24,154
Investments in subsidiaries	583,307	552,399
Securities available for sale	36	36
Other assets	681	555

Total assets	610,749	577,144
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	9,621	8,983
Total liabilities	9,621	8,983
Shareholders’ equity	601,128	568,161

Total liabilities and shareholders’ equity	$610,749	577,144

Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2021	2020	2019
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$61,519	52,452	57,840
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(30,710)	(23,135)	(32,207)
Stock based compensation expense	–	15	5
Net change in other assets and accrued expenses	354	515	246
Total adjustments	(30,356)	(22,605)	(31,956)

Net cash provided by operating activities	31,163	29,847	25,884

Cash flows from investing activities:
Purchases of securities available for sale	–	(1)	–

Net cash used in investing activities	–	(1)	–

Cash flows from financing activities:
Cash used to settle fractional shares in the Reverse Stock Split	(200)	–	–
Proceeds from exercise of stock options	260	–	185
Dividends paid	(26,266)	(26,317)	(26,372)
Payments to acquire treasury stock	(2,386)	(3,493)	(35)
Proceeds from sales of treasury stock	–	–	1,791
Net cash used in financing activities	(28,592)	(29,810)	(24,431)

Net increase in cash and cash equivalents	2,571	36	1,453

Cash and cash equivalents at beginning of year	24,154	24,118	22,665

Cash and cash equivalents at end of year	$26,725	24,154	24,118